     As filed with the Securities and Exchange Commission on April 12, 2002


                                                 Registration No. 333-62738
                                                                  811-10411


                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                    PREMIER ASSET BUILDER VARIABLE ANNUITY

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933                   X
                       Pre-Effective Amendment No. ____

                       Post-Effective Amendment No. 3


                                      and

                         REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            X

                                 Amendment No. 3


                             SEPARATE ACCOUNT VA F
                          (Exact Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4240
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C. 20004-2415
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It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485

  X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
-----

_____  60 days after filing pursuant to paragraph (a)(1) Rule 485


_____  on _________ pursuant to paragraph (a)(1) of Rule 485

_____  75 days after filing pursuant to paragraph (a)(2)

_____  on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 15, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 2 to Form N-4, File No. 333-62738) are incorporated by reference.

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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11th day of April, 2002.


                                             SEPARATE ACCOUNT VA F

                                             TRANSAMERICA LIFE INSURANCE
                                             COMPANY
                                             Depositor

                                                                              *
                                             ----------------------------------
                                             Larry N. Norman
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                      Title                          Date
----------                      -----                          ----

                    *           Director                       __________, 2002
---------------------
Patrick S. Baird

                    *
---------------------           Director                       __________, 2002
Larry N. Norman       (Principal Executive Officer)


/s/ Craig D. Vermie             Director                       April 11, 2002
---------------------
Craig D. Vermie

                    *           Director                       __________, 2002
---------------------
Douglas C. Kolsrud

                    *           Vice President and             __________, 2002
---------------------           Corporate Controller
Robert J. Kontz

                    *           Director, Vice President,      __________, 2002
---------------------           Treasurer, and Chief
Brenda K. Clancy                Financial Officer


* By Craig D. Vermie, Attorney-in-Fact